UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: ________

Central Index Key Number of securitizer: ________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Arroyo Mortgage Trust 2022-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001774793

Central Index Key Number of issuing entity (if applicable): ________

Central Index Key Number of underwriter (if applicable): ________

Adam Wright, Securitization Manager

Telephone (626) 817-5181

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARROYO MORTGAGE ACQUISITION COMPANY III LLC

(Depositor)

By:	/s/ Adam Wright

Name: Adam Wright

Title: Securitization Manager

Date: January 19, 2022

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Recovco Mortgage Management, LLC (“Recovco”) Due Diligence Narrative Report

Exhibit 99.2	Recovco Rating Agency Grades

Exhibit 99.3	Recovco Loan Level Exceptions Report

Exhibit 99.4	Recovco Exception Level Report

Exhibit 99.5	Recovco Valuation Summary

Exhibit 99.6	Rocovco Data Comparison Report

Exhibit 99.7	Recovco QM-ATR Report